5. Risk Management (Details 6) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SummaryOfRiskManagementLineItems [Line Items]
Cash and cash equivalents		R$ 2,283,047	R$ 1,886,221	R$ 1,639,214	R$ 1,722,991
Restricted cash		18,822	24,078
Trade receivables		1,888,505	1,711,306
Water National Agency - ANA		70,487	81,221
Borrowings and financing		12,100,966	11,964,143	R$ 13,121,600
Accounts payables to suppliers and contractors		344,947
Services payable		408,275	460,054
Program contract commitments		110,698	69,051
Public-Private Partnership - PPP	[1]	6,807,392
Carrying amount
SummaryOfRiskManagementLineItems [Line Items]
Cash and cash equivalents		2,283,047	1,886,221
Restricted cash		18,822	24,078
Trade receivables		1,888,505	1,711,306
Water National Agency - ANA		70,487	81,221
Other receivables		169,715	167,369
Borrowings and financing		12,100,966	11,964,143
Accounts payables to suppliers and contractors		344,947	311,960
Services payable		408,275	460,054
Program contract commitments		239,500	178,093
Public-Private Partnership - PPP		3,071,416	2,249,418
Fair value
SummaryOfRiskManagementLineItems [Line Items]
Cash and cash equivalents		2,283,047	1,886,221
Restricted cash		18,822	24,078
Trade receivables		1,888,505	1,711,306
Water National Agency - ANA		70,487	81,221
Other receivables		169,715	167,369
Borrowings and financing		11,967,909	11,776,178
Accounts payables to suppliers and contractors		344,947	311,960
Services payable		408,275	460,054
Program contract commitments		239,500	178,093
Public-Private Partnership - PPP		R$ 3,071,416	R$ 2,249,418

[1]	The Company also considered future commitments (construction not yet performed) still not recognized in the financial statements related to Sao Lourenco PPP, due to the relevance of future cash flows, the impacts on its operations and the fact the Company already has formalized this commitment through an agreement signed by the parties.